Market Risk - Summary of Detailed Information about VaR (Details)	12 Months Ended
Dec. 31, 2021 trading_day
Disclosure Of Detailed Information About VaR [Line Items]
VaR, confidence level	99.00%
VaR, losses greater than VaR estimate, percentage of trading days	1.00%
VaR, number of trading days between expected losses	100 days
Minimum
Disclosure Of Detailed Information About VaR [Line Items]
VaR, number of expected Losses per year, in days	2
Maximum
Disclosure Of Detailed Information About VaR [Line Items]
VaR, number of expected Losses per year, in days	3